Mortgage Servicing Rights - Summary of Mortgage Servicing Rights Activity (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Servicing Asset at Fair Value, Amount [Roll Forward]
Balance, at December 31, 2020 under amortization method		$ 1,411,272		$ 1,411,272		$ 731,353
MSR sales	$ (269,925)		$ (269,925)
Changes in fair value: Due to changes in valuation inputs or assumptions	61,477		221,244
Changes in fair value: Due to collection/realization of cash flows/other	217,044		655,174
Changes in fair value:
Due to changes in valuation model or assumptions	61,477		221,244
Due to collection/ realization of cash flows/ other	(217,044)		(655,174)
Reserves and transaction costs on sales of servicing rights	(14,895)		(14,895)
Changes in fair value of servicing rights, net	(170,462)		(448,825)
Servicing Asset at Amortized Cost, Balance [Roll Forward]
Balance, beginning of period		924,260		731,353	$ 731,353
Capitalization of mortgage servicing rights		567,961		1,335,654
Amortization		(72,152)		(172,440)
Loans paid in full		(81,294)		(153,126)
Sales		(12,021)		(298,007)
Recovery/(Impairment)		84,518		(32,162)
Balance, end of period		$ 1,411,272		1,411,272		731,353
MSR
Servicing Asset at Fair Value, Amount [Roll Forward]
Balance, at December 31, 2020 under amortization method	1,756,864		1,756,864
Fair value, beginning of period	2,662,556		1,760,304
Capitalization of mortgage servicing rights	663,246		1,843,861
Changes in fair value: Due to changes in valuation inputs or assumptions	61,477		221,244
Changes in fair value: Due to collection/realization of cash flows/other	(217,044)		(655,174)
Fair value, end of period	2,900,310		2,900,310		1,760,304
Changes in fair value:
Due to changes in valuation model or assumptions	61,477		221,244
Due to collection/ realization of cash flows/ other	217,044		655,174
Reserves and transaction costs on sales of servicing rights	14,900
Servicing Asset at Amortized Cost, Balance [Roll Forward]
Balance, end of period	$ 1,756,864		1,756,864
MSR | UNITED WHOLESALE MORTGAGE, LLC
Servicing Asset at Fair Value, Amount [Roll Forward]
Balance, at December 31, 2020 under amortization method					1,756,864	731,353
Servicing Asset at Amortized Cost, Balance [Roll Forward]
Balance, beginning of period			1,756,864	$ 731,353	731,353	368,117
Capitalization of mortgage servicing rights					1,896,638	1,126,965
Amortization					(252,421)	(80,280)
Loans paid in full					(301,113)	(36,937)
Sales					(298,009)	(625,953)
Recovery/(Impairment)					(19,584)	(20,559)
Balance, end of period					1,756,864	$ 731,353
MSR | Cumulative Effect, Period of Adoption, Adjustment
Servicing Asset at Fair Value, Amount [Roll Forward]
Fair value, beginning of period			$ 3,440
Fair value, end of period					$ 3,440